Exhibit 99.1

World Omni Auto Receivables Trust 2017-A

Monthly Servicer Certificate

May 31, 2017

Dates Covered
Collections Period	05/01/17 - 05/31/17
Interest Accrual Period	05/15/17 - 06/14/17
30/360 Days	30
Actual/360 Days	31
Distribution Date	06/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/17	1,225,451,381.91	63,475
Yield Supplement Overcollateralization Amount 04/30/17	80,756,489.06	0
Receivables Balance 04/30/17	1,306,207,870.97	63,475
Principal Payments	39,048,054.80	981
Defaulted Receivables	694,713.28	25
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/17	77,483,285.17	0
Pool Balance at 05/31/17	1,188,981,817.72	62,469

Pool Statistics	$ Amount	# of Accounts
Pool Factor	92.34%
Prepayment ABS Speed	1.48%
Aggregate Starting Principal Balance	1,371,460,827.67	64,939

Delinquent Receivables:
Past Due 31-60 days	11,960,485.48	633
Past Due 61-90 days	2,587,409.89	126
Past Due 91-120 days	523,812.15	24
Past Due 121+ days	0.00	0
Total	15,071,707.52	783

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.19%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.25%
Delinquency Trigger Occurred	NO

Recoveries	435,058.40
Aggregate Net Losses/(Gains) - May 2017	259,654.88
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.24%
Prior Net Losses Ratio	0.13%
Second Prior Net Losses Ratio	N/A
Third Prior Net Losses Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.03%

Overcollateralization Target Amount	53,504,181.80
Actual Overcollateralization	43,915,937.80
Weighted Average APR	4.31%
Weighted Average APR, Yield Adjusted	6.95%
Weighted Average Remaining Term	62.05

Flow of Funds	$ Amount

Collections	44,291,721.77
Investment Earnings on Cash Accounts	28,341.00
Servicing Fee	(1,088,506.56)
Transfer to Collection Account	0.00
Available Funds	43,231,556.21

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,568,071.99
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	68,821.67
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	41,594,662.55
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	43,231,556.21

Servicing Fee	1,088,506.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	1,221,750,000.00
Original Class B	34,700,000.00

Total Class A & B
Note Balance @ 05/15/17	1,186,660,542.47
Principal Paid	41,594,662.55
Note Balance @ 06/15/17	1,145,065,879.92

Class A-1
Note Balance @ 05/15/17	155,210,542.47
Principal Paid	41,594,662.55
Note Balance @ 06/15/17	113,615,879.92
Note Factor @ 06/15/17	50.4959466%

Class A-2a
Note Balance @ 05/15/17	346,500,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	346,500,000.00
Note Factor @ 06/15/17	100.0000000%

Class A-2b
Note Balance @ 05/15/17	129,500,000.00
Principal Paid	0.0000000%
Note Balance @ 06/15/17	129,500,000.00
Note Factor @ 06/15/17	100.0000000%

Class A-3
Note Balance @ 05/15/17	426,000,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	426,000,000.00
Note Factor @ 06/15/17	100.0000000%

Class A-4
Note Balance @ 05/15/17	94,750,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	94,750,000.00
Note Factor @ 06/15/17	100.0000000%

Class B
Note Balance @ 05/15/17	34,700,000.00
Principal Paid	0.00
Note Balance @ 06/15/17	34,700,000.00
Note Factor @ 06/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,636,893.66
Total Principal Paid	41,594,662.55
Total Paid	43,231,556.21

Class A-1
Coupon	1.10000%
Interest Paid	147,018.87
Principal Paid	41,594,662.55
Total Paid to A-1 Holders	41,741,681.42

Class A-2a
Coupon	1.50000%
Interest Paid	433,125.00
Principal Paid	0.00
Total Paid to A-2a Holders	433,125.00

Class A-2b
One-Month Libor	0.98911%
Coupon	1.12911%
Interest Paid	125,911.45
Principal Paid	0.00
Total Paid to A-2b Holders	125,911.45

Class A-3
Coupon	1.93000%
Interest Paid	685,150.00
Principal Paid	0.00
Total Paid to A-3 Holders	685,150.00

Class A-4
Coupon	2.24000%
Interest Paid	176,866.67
Principal Paid	0.00
Total Paid to A-4 Holders	176,866.67

Class B
Coupon	2.38000%
Interest Paid	68,821.67
Principal Paid	0.00
Total Paid to B Holders	68,821.67

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3027925
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	33.1049087
Total Distribution Amount	34.4077012

A-1 Interest Distribution Amount	0.6534172
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	184.8651669
Total A-1 Distribution Amount	185.5185841

A-2a Interest Distribution Amount	1.2500000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	1.2500000

A-2b Interest Distribution Amount	0.9722892
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.9722892

A-3 Interest Distribution Amount	1.6083333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6083333

A-4 Interest Distribution Amount	1.8666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.8666667

B Interest Distribution Amount	1.9833334
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.9833334

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 05/15/17	3,213,436.41
Investment Earnings	1,746.82
Investment Earnings Paid	(1,746.82)
Deposit/(Withdrawal)	-
Balance as of 06/15/17	3,213,436.41
Change	-

Required Reserve Amount	3,213,436.41